Marketable Securities (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities
Equity securities	$ 0		$ 0		$ 1,390,355
Fixed income securities	5,223,472		5,223,472		10,439,897	10,439,897
Gross proceeds from sales of marketable securities	2,820,515	0	6,238,219	0	4,019,706	0
Unrealized gain (loss) on the investments	183,824		652,761		(636,778)	0
Realized losses from the sale of marketable securities	$ 58,289	$ 0	$ 552,085	$ 0	$ (499,949)	$ 0